Common and Preferred Share Capital - Schedule of Common Shares Purchased and Cancelled under Previously Expired NCIB (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure of classes of share capital [line items]
Number of shares	0	0	3,081,300
Amount	$ 0	$ 0	$ 270
TSX approval date September 16, 2015 [member]
Disclosure of classes of share capital [line items]
Number of shares	0	0	3,081,300
Amount	$ 0	$ 0	$ 270
TSX approval date March 10, 2017 [member]
Disclosure of classes of share capital [line items]
Number of shares	0	0	0
Amount	$ 0	$ 0	$ 0